Other Intangible Assets - Narrative (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Impairment of Intangible Assets, Finite-lived	$ 9,000,000
Amortization of other intangible assets	$ 1,000,000	$ 0
Intangible asset, weighted average amortization period	5 years
Intangible assets	$ 933,000	0
Discontinued Operations [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization of other intangible assets	3,300,000	$ 4,000,000	$ 4,900,000
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Impairment of Intangible Assets, Finite-lived	7,400,000
Customer Relationships [Member] | Discontinued Operations [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	1,500,000
Tradename [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Impairment of Intangible Assets, Finite-lived	1,600,000
Neighborhood Holdings Inc [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Other intangible assets cost				$ 32,900,000
Impairment of Intangible Assets, Finite-lived	9,000,000
Intangible Assets, Gross, Period Increase (Decrease)	31,100,000
Finite-Lived Intangible Assets, Accumulated Amortization, Period Increase (Decrease)	22,100,000
GSK Asset Acquisition [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Other intangible assets cost	2,100,000
Amortization of other intangible assets	$ 1,000,000
Maximum | GSK Asset Acquisition [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful life	5 years